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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended September 30, 2007

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Met Investors Advisory, LLC
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Name of Institutional Investment Manager

5 Park Plaza, Suite 1900                Irvine              CA           92614
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-10259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Richard C. Pearson, Vice President, Associate General Counsel & Secretary
                                 (949) 223-5680
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Name                               (Title)                            (Phone)

                                         /s/ Richard. C. Pearson
                                         -------------------------------------
                                         Richard C. Pearson


                                         (Manual Signature of Person Duly
                                         Authorized to Submit This Report)

                                         Irvine, CA     October 10, 2007
                                         -------------------------------------
                                            (Place and Date of Signing)

Report Type:

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.






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List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


    13F File No.: Name:

1. 028-11246 A I M Capital Management, Inc.

2. 028-01700 Batterymarch Financial Management, Inc.

3. 028-04295 BlackRock Advisors, LLC

4. 028-04293 BlackRock Financial Management, Inc.

5. 028-1700 ClearBridge Advisors, LLC

6. 028-06700 Dreman Value Management, LLC

7. 028-04192 Gallatin Asset Management, Inc.

8. 028-04981 Goldman Sachs Asset Management, L.P.

9. 028-02013 Harris Associates L.P.

10. 028-01343 Janus Capital Management LLC

11. 028-10469 Lazard Asset Management LLC

12. 028-01700 Legg Mason Capital Management, Inc.

13. 028-01700 Legg Mason Global Asset Allocation, LLC

14. 028-00398 Loomis, Sayles & Company, L.P.

15. 028-00413 Lord, Abbett & Co. LLC

16. 028-04968 Massachusetts Financial Services Company

17. 028-03432 Morgan Stanley Investment Management, Inc.

18. 028-00454 Neuberger Berman Management, Inc.

19. 028-00203 OppenheimerFunds, Inc.

20. 028-04976 Pacific Investment Management Company LLC

21. 028-04037 Pioneer Investment Management, Inc.

22. 028-00223 RCM Capital Management LLC

23. 028-00115 T. Rowe Price Associates, Inc.

24. 028-05110 Third Avenue Management LLC

25. 028-02924 Turner Investment Partners, Inc.

26. 028-10245 Western Asset Management Company